UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Opportunities Fund of BlackRock California Municipal

    Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California

    Municipal Opportunities Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street,

    New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 02/28/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 1.5%

Banks — 0.2%
Capital One Financial Corp., 3.80%, 01/31/28	$3,411	$3,304,886

Commercial Services & Supplies — 0.7%
Pepperdine University, 3.95%, 12/01/57	9,385	9,113,323
University of Southern California, 3.03%, 10/01/39	4,500	4,048,299

		13,161,622
Consumer Finance — 0.3%
American Express Co., 3.40%, 02/27/23	4,750	4,739,393

Education — 0.1%
California Institute of Technology, 4.28%, 09/01/16	3,000	2,717,278

Health Care Providers & Services — 0.2%
Kaiser Foundation Hospitals, 4.15%, 05/01/47	3,650	3,733,610

Total Corporate Bonds — 1.5% (Cost: $28,168,639)		27,656,789

Municipal Bonds — 81.3%

California — 80.8%
County/City/Special District/School District — 25.1%
Antelope Valley Community College District, GO, Refunding, Election of 2016, Series A, 5.25%, 08/01/42	26,710	31,265,390
Butte-Glenn Community College District, GO, Election of 2016, Series A, 5.25%, 08/01/46	12,360	14,559,215
California Infrastructure & Economic Development Bank, RB, Goodwill Industry San Joaquin, 5.85%, 09/01/37	2,910	2,795,666
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program Phase I, Series A, 5.00%, 06/01/42	11,110	12,766,390
California Municipal Finance Authority, Refunding RB, Southern California Institute Of Architecture Project:
5.00%, 12/01/37	805	911,775
5.00%, 12/01/39	890	1,004,107
California Pollution Control Financing Authority, RB, WASTE Management, INC. Project, Series C, AMT, 3.25%, 12/01/27(a)	6,000	6,262,380

Security	Par (000)	Value
County/City/Special District/School District (continued)
California Pollution Control Financing Authority, Refunding RB, Republic Services, Inc. Project, Series A, AMT, 1.65%, 08/01/23(a)(b)	$22,000	$22,002,860
Central Union High School District-Imperial County, GO, Election of 2016, 5.25%, 08/01/46	4,240	4,989,462
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 03/01/33	140	156,446
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Series D:
Mission Bay South Redevelopment Project, 0.00%, 08/01/23(b)(c)	1,000	774,340
Mission Bay South Redevelopment Project, 0.00%, 08/01/31(b)(c)	3,000	1,498,950
3.13%, 08/01/28	1,150	1,089,269
3.25%, 08/01/29	1,000	945,710
3.38%, 08/01/30	1,250	1,189,163
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,015,320
City of Los Angeles California, Series A, 5.00%, 06/28/18	106,000	107,273,060
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 08/01/19(d)	6,035	6,412,550
City of Monrovia, Refunding RB, Taxable, 3.89%, 05/01/33	4,300	4,228,147
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 05/01/42	2,395	2,727,713
County of Orange California Water District, COP, Refunding, 5.25%, 08/15/19(d)	12,200	12,874,904
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	11,200	12,896,912
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A(d):
5.50%, 03/01/21	10,550	11,726,430
6.00%, 03/01/21	2,895	3,259,973
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 08/01/46	4,265	5,105,120

1

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Glendale Community College District, GO, Election of 2016, Series A, 5.25%, 08/01/41	$5,900	$7,013,507
Grossmont California Healthcare District, GO, Election of 2006, Series B(d):
6.00%, 07/15/21	2,770	3,160,348
6.13%, 07/15/21	3,045	3,486,525
Hacienda La Puente Unified School District, GO, Election 2016, Series A, 5.25%, 08/01/42	5,000	5,894,100
Los Angeles Community College District, GO, Series I, 3.00%, 08/01/19	1,000	1,023,310
Los Angeles Community College District California, GO:
Build America Bonds, 6.60%, 08/01/42	2,500	3,505,325
Refunding Election of 2008, Series A, 6.00%, 08/01/19(d)	16,250	17,295,037
Los Angeles Unified School District, GO(e):
Election 2008, Series M-1, 5.00%, 07/01/38	5,805	6,769,327
Taxable, Series B-2, 1.85%, 05/01/18	9,475	9,474,431
Los Angeles Unified School District California, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(e)	17,685	20,913,220
Millbrae School District, GO, Series B-2, 6.00%, 07/01/21(d)	2,585	2,945,168
Mountain View-Whisman School District, GO, Election of 2012, Series B, 4.00%, 09/01/42	10,000	10,364,800
Norwalk-La Mirada Unified School District, GO, Series B, 5.00%, 08/01/44	3,295	3,759,331
Palmdale Elementary School District, GO:
Election 2012, Series B, 5.25%, 08/01/42	2,050	2,422,116
Election of 2016, Series A, 5.25%, 08/01/42	7,695	9,091,796
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 08/01/45	1,000	1,180,620
San Diego Community College District, Refunding, GO, Refunding, 5.00%, 08/01/41	20,000	22,986,400

Security	Par (000)	Value
County/City/Special District/School District (continued)
San Diego Unified School District California, GO, Election of 2012, Series I, 5.00%, 07/01/41	$23,500	$27,341,075
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 05/01/42	2,010	2,232,065
San Jose Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A-T, 3.25%, 08/01/29	8,730	8,349,634
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	5,000	5,622,700
San Marcos Schools Financing Authority, Refunding RB, (AGM), 5.25%, 08/15/40	3,450	4,075,382
West Contra Costa Unified School District, GO, Refunding, Taxable, Series A-2, 3.47%, 08/01/33	4,000	3,830,800

		455,468,269
Education — 5.7%
California Educational Facilities Authority, RB, Chapman University, Series A:
3.28%, 04/01/28	1,250	1,197,225
3.43%, 04/01/30	1,000	956,190
3.56%, 04/01/31	2,000	1,911,300
California Educational Facilities Authority, Refunding RB, Pitzer College, 6.00%, 04/01/20(d)	2,500	2,729,025
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 05/15/49	2,125	2,803,215
California Municipal Finance Authority, RB:
Emerson College, 6.00%, 01/01/22(d)	7,000	8,083,320
Vista Charter Middle School, 6.00%, 07/01/44	500	526,530
California Municipal Finance Authority, Refunding RB, Emerson College, Series B, 5.00%, 01/01/42	7,400	8,408,546
California School Finance Authority, RB, Series A, 6.00%, 07/01/51(b)	1,500	1,620,255
Menifee Union School District, GO, Series A, 5.25%, 08/01/42	7,275	8,575,915

2

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Modesto Irrigation District, Refunding RB, Series A, 5.00%, 07/01/22	$1,575	$1,738,800
San Jose Financing Authority, Refunding RB, CIVIC Center Project, Series A, 5.00%, 06/01/30	16,190	18,312,833
University of California, RB:
Build America Bonds, 6.30%, 05/15/50	3,790	4,473,716
Limited Project, Series M, 5.00%, 05/15/42	20,000	22,917,800
Series AM, 5.25%, 05/15/37	5,265	6,075,599
Series AM, 5.25%, 05/15/44	11,495	13,222,009

		103,552,278
Health — 5.3%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(d)	3,775	4,028,189
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	7,000	7,731,780
Scripps Health, Series A, 5.00%, 11/15/40	7,530	8,278,407
Sutter Health, Series B, 5.88%, 08/15/31	1,500	1,645,620
Sutter Health, Series B, 6.00%, 08/15/42	9,775	10,671,759
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 07/01/19(d)	2,075	2,198,068
Catholic Healthcare West, Series A, 6.00%, 07/01/19(d)	6,000	6,355,860
Stanford Hospital, Series A-3, 5.50%, 11/15/21(d)	10,000	11,373,300
Sutter Health, Series D, 5.00%, 08/15/35	4,010	4,409,396
California State Public Works Board, RB, Various Capital Projects, Series A, 5.00%, 04/01/26	8,495	9,485,177
California Statewide Communities Development Authority, RB, Series A:
Lancer Educational student Housing Project, 5.00%, 06/01/46(b)	4,100	4,305,943
University of California, Irvine East Campus Apartments, Phase IV, 5.00%, 05/15/42	5,000	5,593,850

Security	Par (000)	Value
Health (continued)
California Statewide Communities Development Authority, Refunding RB:
Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(b)	$2,900	$3,060,109
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,495,100
Marin Healthcare District, GO, Election of 2013, Series A, 5.00%, 08/01/41	10,000	11,549,600

		96,182,158
State — 5.7%
Orange County Community Facilities District, Special Tax Bonds, Village of Esencia, Series A, 5.25%, 08/15/45	2,500	2,802,200
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40	2,000	3,072,120
State of California, GO, Refunding, 5.00%, 09/01/36	5,000	5,729,000
State of California, GO:
Various Purposes, 5.75%, 04/01/31	3,360	3,512,813
Various Purposes, 6.00%, 03/01/33	4,195	4,554,679
Various Purposes, 6.50%, 04/01/33	12,925	13,627,862
Various Purposes, 6.00%, 04/01/38	16,080	16,843,639
Various Purposes, 5.50%, 03/01/40	29,475	31,623,138
Refunding, 6.25%, 11/01/34	2,900	3,128,955
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(d)	10,000	10,547,100
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 04/01/19(d)	3,060	3,220,956
Various Capital Projects, Series I, 5.25%, 11/01/32	1,115	1,277,857
Various Capital Projects, Series I, 5.50%, 11/01/33	2,315	2,676,927

3

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(d)	$1,725	$1,864,725

		104,481,971
Tobacco — 3.8%
County of California Tobacco Securitization Agency, Refunding RB, Series A:
Asset-Backed, Merced County, 5.13%, 06/01/38	1,000	999,960
Asset-Backed, Merced County, 5.25%, 06/01/45	4,765	4,770,766
Golden Gate Tobacco Funding Corp., 5.00%, 06/01/36	2,410	2,409,952
Golden Gate Tobacco Funding Corp., 5.00%, 06/01/47	2,595	2,540,142
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 06/01/46	8,590	8,619,635
5.60%, 06/01/36	1,980	2,008,373
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	26,410	26,607,811
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	8,450	8,474,252
5.13%, 06/01/46	12,640	12,661,614

		69,092,505
Transportation — 16.7%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 04/01/50	2,720	4,080,707
Burbank-Glendale-Pasadena California Airport Authority, ARB, Series B, 5.56%, 07/01/32	1,000	1,131,940
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 05/01/39	15,150	15,918,862
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 01/01/20	465	466,688

Security	Par (000)	Value
Transportation (continued)
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series A, 5.25%, 05/01/33	$1,645	$1,845,871
2nd Series 34E (AGM), 5.75%, 05/01/18(d)	5,250	5,287,485
San Francisco International Airport, Series A, 5.00%, 05/01/41	22,475	24,917,358
Series A, 5.00%, 05/01/39	11,175	12,390,617
Series A, 5.00%, 05/01/40	4,560	5,047,920
Series A, 5.00%, 05/01/42	26,050	29,133,017
City & County of San Francisco California Airports Commission, Refunding RB, Series A, AMT, 5.25%, 05/01/42	27,370	31,396,401
City of Long Beach CA Harbor Revenue, Refunding RB, Series C, 5.00%, 11/15/18	20,000	20,527,000
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	1,250	1,418,475
City of Los Angeles California Department of Airports, ARB:
Sub-Series B, 5.00%, 05/15/42	11,860	13,549,576
Subordinate, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/41	11,525	12,860,978
City of Los Angeles California Department of Airports, RB, Los Angeles International Airport, AMT:
Series A, 5.00%, 05/15/33	4,500	5,090,535
Series A, 5.00%, 05/15/35	2,960	3,323,429
Series B, 5.00%, 05/15/36	2,700	3,023,244
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	37,690	40,307,570
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series C, 3.89%, 05/15/38	3,000	3,006,600
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/35	2,650	3,004,835
Series A, 5.00%, 03/01/41	13,000	14,589,900
Series A-1, 5.75%, 03/01/34	6,720	7,395,965
Series A-1, 6.25%, 03/01/34	2,920	3,282,927

4

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
County of Los Angeles Metropolitan Transportation Authority, RB, Green Bond, Series A, 5.00%, 07/01/39	$5,000	$5,821,650
County of Sacramento California, ARB:
Senior Series B, 5.75%, 07/01/39	1,600	1,623,040
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 07/01/18(d)	3,150	3,196,841
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Green Bound, Series A, 5.00%, 07/01/41	3,475	4,021,513
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A-2, 5.25%, 03/01/34	5,960	6,488,116
San Diego County Regional Airport Authority, ARB, Consolidated Rental Car Facility Project, Series B, 5.59%, 07/01/43	4,710	5,227,346
San Joaquin County Transportation Authority, Refunding RB, Measure K Sale Tax Revenue, 5.00%, 03/01/41	10,000	11,456,500
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 04/01/32	2,355	2,800,001

		303,632,907
Utilities — 18.5%
City of Los Angeles California Department of Water & Power, RB:
Build America Bonds, 6.60%, 07/01/50	1,400	2,032,296
Series A, 5.00%, 07/01/41	19,880	22,576,324
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	8,000	8,804,720
City of Los Angeles California Wastewater System Revenue, Refunding RB:
Green Bond, Sub-Series A, 5.25%, 06/01/47	12,880	15,124,984
Series A, 5.38%, 06/01/19(d)	5,060	5,310,925
City of Petaluma California Wastewater, Refunding RB, 6.00%, 05/01/21(d)	5,625	6,372,394
City of Riverside California Electric Revenue, RB, Build America Bond, 7.61%, 10/01/40	2,500	3,622,275

Security	Par (000)	Value
Utilities (continued)
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Green Bound, Series D, 5.00%, 11/01/34	$12,000	$14,232,480
City of San Juan California Water District, COP, Series A, 6.00%, 02/01/19(d)	5,700	5,940,939
County of San Diego California Water Authority Financing Corp., Refunding RB, Refunding RB,Series B, 5.00%, 05/01/36	6,550	7,600,096
Dublin-San Ramon Services District Water, Refunding RB, 5.50%, 02/01/21(d)	4,235	4,702,036
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/45	13,390	15,502,808
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series B, 5.00%, 06/01/34	7,570	8,911,480
Eastern Municipal Water District Financing Authority, RB, Series D, 5.25%, 07/01/42	18,500	21,848,500
Irvine Ranch Water District, Special Assessment Bonds:
5.25%, 02/01/41	16,855	19,972,669
Build America Bonds, Series B, 6.62%, 05/01/40	4,000	5,345,080
Los Angeles Department of Water, RB, Series A, 5.00%, 07/01/37	1,885	2,196,854
Los Angeles Department of Water, Refunding RB, Series A:
5.25%, 07/01/44	10,650	12,460,394
Water System, 5.00%, 07/01/44	10,000	11,440,900
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 07/01/40	15,585	17,842,487
Metropolitan Water District of Southern California, Refunding RB:
Series A, 5.00%, 10/01/35	5,000	5,543,450
Series C, 5.00%, 07/01/35	5,000	5,227,550
Series G, 5.00%, 07/01/22	3,065	3,477,243
Sub-Series A, 2.50%, 07/01/25	26,660	27,252,918
Sub-Series A, 2.50%, 07/01/26	25,815	26,223,651
Northern California Power Agency, RB, Build America Bonds, Series B, 7.31%, 06/01/40	2,150	2,825,595
San Diego County Water Authority Financing Corp., Refunding RB, Series B, 5.00%, 05/01/38	10,355	11,949,670

5

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
San Diego Public Facilities Financing Authority Water Revenue, Refunding RB, Series B, 5.00%, 08/01/38	$12,460	$14,330,620
Southern California Public Power Authority, 2.00%, 07/01/36(a)	10,000	10,095,800
Vista Joint Powers Financing Authority, Refunding LRB, Lease, 5.25%, 05/01/37	15,000	17,412,150

		336,179,288
Puerto Rico — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,495	1,405,838
5.63%, 05/15/43	2,205	2,054,774
Commonwealth of Puerto Rico, GO, Refunding, Series A(f)(g):
Public Improvement, 5.50%, 07/01/39	1,470	455,700
8.00%, 07/01/35	3,820	1,174,650
Commonwealth of Puerto Rico, GO, 6.00%, 07/01/38(f)(g)	1,630	505,300
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 07/01/44	2,870	2,109,450
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	1,815	1,334,025

		9,039,737
Total Municipal Bonds — 81.3% (Cost: $1,461,716,662)		1,477,629,113

Municipal Bonds Transferred to Tender Option Bond Trusts(h) — 12.5%

California — 12.5%
County/City/Special District/School District — 3.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	20,000	22,585,200
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 11/15/38	15,000	17,249,625

Security	Par (000)	Value
County/City/Special District/School District (continued)
Los Angeles Unified School District California, GO, Election of 2008, Series A, 5.00%, 07/01/40	$19,805	$22,435,132

		62,269,957
Education — 2.4%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	16,000	18,222,800
University of California, Refunding RB, Systemwide, Series A, 5.00%, 11/01/41	22,545	25,700,029

		43,922,829
Health — 1.9%
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 05/15/47	30,070	33,578,568

Transportation — 4.8%
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, AMT, 5.00%, 05/01/46	25,000	27,623,125
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	18,717	20,884,280
Sub-Series A, 5.00%, 05/15/42	23,625	26,411,093
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/48	11,490	13,101,300

		88,019,798
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.5% (Cost: $233,202,408)		227,791,152

Total Long-Term Investments — 95.3% (Cost: $1,723,087,709)		1,733,077,054

6

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 9.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class,
0.94%(i)(j)	178,055,736	$178,073,541

Total Short-Term Securities — 9.8% (Cost: $178,069,206)		178,073,541

Value
Total Investments — 105.1% (Cost: $1,901,156,915)	$1,911,150,595
Other Assets Less Liabilities — 0.5%	8,058,033
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.6)%	(101,496,704)

Net Assets — 100.0%	$1,817,711,924

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Annualized 7-day yield as of period end.
(j)	During the period ended February 28, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 05/31/17	Net Activity	Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	60,668,812	117,386,924	178,055,736	$178,073,541	$539,430	$(1,482)	$1,918

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	2,402	06/20/18	$288,353	$219,931
Long U.S. Treasury Bond	2,193	06/20/18	314,558	(1,257,446)
5-Year U.S. Treasury Note	280	06/29/18	31,900	38,388

				$(999,127)

7

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock California Municipal Opportunities Fund

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

COP — Certificates of Participation

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

RB — Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

8

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock California Municipal Opportunities Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,733,077,054	$—	$1,733,077,054
Short-Term Securities	178,073,541	—	—	178,073,541

	$178,073,541	$1,733,077,054	$—	$1,911,150,595

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$258,319	$—	$—	$258,319
Liabilities:
Interest rate contracts	(1,257,446)	—	—	(1,257,446)

	$(999,127)	$—	$—	$(999,127)

(a)	See above schedule of investments for values in each sector, industry, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $101,137,182 are categorized as Level 2 within the disclosure hierarchy.

During the period ended February 28, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date:	April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date:	April 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date:	April 18, 2018